Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business Segment Information

Note 21 ❑ Business Segment Information

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses among segments which could change historical segment results. In third quarter 2011, FHN sold First Horizon Msaver, Inc ("Msaver"), the former subsidiary of First Tennessee Bank which provided administrative services for health savings accounts. In first quarter 2011, FHN agreed to sell First Horizon Insurance, Inc. ("FHI"), the former subsidiary of First Tennessee Bank, which provided property and casualty insurance to customers in over 40 states, and Highland Capital Management Corporation ("Highland"), the former subsidiary of First Horizon National Corporation, which provided asset management services. The results of operations for these divested businesses have been included in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented. Consistent with historical practice, these businesses were moved to the non-strategic segment with other exited businesses and discontinued products. For comparability, previously reported items have been revised to reflect these changes. The divestiture of Msavers closed in third quarter 2011, and the divestitures of FHI and Highland closed in second quarter 2011.

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers in Tennessee and surrounding markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, cash management, and first lien mortgage originations within the Tennessee footprint. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances and preferred stock, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, low income housing investment activities, and various charges related to restructuring, repositioning, and efficiency. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, they are to an extent subjective. This assignment and allocation has been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)		2011	2010	2009

Consolidated	Net interest income	$700,832	$730,838	$776,468
	Provision for loan losses	44,000	270,000	880,000
	Noninterest income	786,011	932,725	1,234,397
	Noninterest expense	1,292,995	1,341,810	1,536,813

	Income/(loss) before income taxes	149,848	51,753	(405,948)
	Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)

	Income/(loss) from continuing operations	134,012	72,935	(235,232)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net income/(loss)	$142,630	$61,603	$(258,435)

	Average assets	$24,733,627	$25,677,371	$28,147,808

	Depreciation and amortization	$89,321	$82,500	$81,407
	Expenditures for long-lived assets	35,408	42,631	21,180

Certain previously reported amounts have been reclassified to agree with current presentation.

(Dollars in thousands)		2011	2010	2009

Regional	Net interest income	$561,808	$557,200	$556,103
Banking	Provision/(provision credit) for loan losses	(61,505)	92,297	306,168
	Noninterest income	266,227	285,981	308,708
	Noninterest expense	564,862	605,948	645,108

	Income/(loss) before income taxes	324,678	144,936	(86,465)
	Provision/(benefit) for income taxes	119,461	52,275	(33,147)

	Net income/(loss)	$205,217	$92,661	$(53,318)

	Average assets	$11,407,928	$11,378,819	$12,174,724

	Depreciation and amortization	$52,855	$44,184	$40,225
	Expenditures for long-lived assets	24,914	33,296	16,539

Capital Markets	Net interest income	$22,090	$21,649	$15,128
	Noninterest income	355,739	424,170	632,871
	Noninterest expense	320,835	318,188	386,120

	Income before income taxes	56,994	127,631	261,879
	Provision for income taxes	21,608	47,809	98,461

	Net income	$35,386	$79,822	$163,418

	Average assets	$2,257,841	$2,115,716	$2,070,039

	Depreciation and amortization	$12,802	$9,740	$8,832
	Expenditures for long-lived assets	4,465	1,142	541

Corporate	Net interest income/(expense)	$(4,189)	$1,654	$25,534
	Noninterest income	69,939	64,027	55,881
	Noninterest expense	105,215	70,749	92,717

	Loss before income taxes	(39,465)	(5,068)	(11,302)
	Benefit for income taxes	(51,175)	(39,973)	(21,232)

	Net income	$11,710	$34,905	$9,930

	Average assets	$5,131,198	$4,984,730	$4,764,920

	Depreciation and amortization	$16,608	$8,998	$1,939
	Expenditures for long-lived assets	1,128	4,970	2,036

Non-Strategic	Net interest income	$121,123	$150,335	$179,703
	Provision for loan losses	105,505	177,703	573,832
	Noninterest income	94,106	158,547	236,937
	Noninterest expense	302,083	346,925	412,868

	Loss before income taxes	(192,359)	(215,746)	(570,060)
	Benefit for income taxes	(74,058)	(81,293)	(214,798)

	Loss from continuing operations	(118,301)	(134,453)	(355,262)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net loss	$(109,683)	$(145,785)	$(378,465)

	Average assets	$5,936,660	$7,198,106	$9,138,125

	Depreciation and amortization	$7,056	$19,578	$30,411
	Expenditures for long-lived assets	4,901	3,223	2,064

Certain previously reported amounts have been reclassified to agree with current presentation.